33. Other operating expense, net (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Expense Net
Other operating expense, net
	Note	2019	2018	2017
Other operating income
Services provided to third parties		180,142	114,593	137,321
Commissions on municipal taxes collection		128,907	118,538	78,973
Related parties	36.a	20,075	68,125	6,555
Income from non-reimbursable customer contributions		6,584	8,572	6,723
Fines to suppliers		19,910	89,002	12,011
Expense recovery		163,550	-	-
Other		67,108	95,935	1,084
Total other operating income		586,276	494,765	242,667

Other operating expense
Gratifications for services		(192,361)	(114,199)	(124,249)
Cost for services provided to third parties		(97,274)	(80,619)	(100,316)
Severance paid		(21,530)	(25,595)	(43,598)
Debit and Credit Tax		(792,892)	(860,939)	(737,366)
Provision for contingencies		(1,367,232)	(1,113,444)	(833,993)
Disposals of property, plant and equipment		(63,592)	(260,361)	(76,614)
Other		(21,797)	(70,619)	(22,140)
Total other operating expense		(2,556,678)	(2,525,776)	(1,938,276)
Other operating expense, net		(1,970,402)	(2,031,011)	(1,695,609)